Concentration (Tables)	6 Months Ended
Jun. 30, 2025
Concentration [Abstract]
Schedule of Concentration Risk Percentage

The following table sets forth a summary of single customers who represented 10% or more of the Group’s total revenue.

	For the six months ended June 30,
	2025	2024
Percentage of the Group’s total revenue
Customer A	47%	*
Customer B	39%	*
Customer C	*	29%
Total	86%	29%

*	Represent percentage less than 10%

The following table sets forth a summary of single customers who represented 10% or more of the Group’s total accounts receivable:

	As of June 30,	As of December 31,
	2025	2024
Percentage of the Group’s accounts receivable
Customer D	100%	100%
Total	100%	100%

The following table sets forth a summary of single suppliers who represented 10% or more of the Group’s total purchase.

	For the six months ended June 30,
	2025	2024
Percentage of the Group’s total purchase
Supplier A	25%	*
Supplier B	*	96%
Total	25%	96%

*	Represent percentage less than 10%

The following table sets forth a summary of single suppliers who represented 10% or more of the Group’s total accounts payable.

	As of June 30,	As of December 31,
	2025	2024
Percentage of the Group’s accounts payable
Supplier C	40%	20%
Supplier B	32%	30%
Supplier D	*	15%
Supplier E	*	14%
Total	73%	79%

*	Represent percentage less than 10%